Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2019
Distribution Date:	2/15/2019

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Floating(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.53760	$1,922,000,000	January 11, 2024	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$28,725,514,100

OSFI Covered Bond Limit			$39,975,535,163

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency;
		for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2019
Distribution Date:	2/15/2019

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2019
Distribution Date:	2/15/2019

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$28,725,514,100

A = Lesser of (i) LTV Adjusted Loan Balance and			38,214,280,077		A (i)	40,282,965,765
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	38,214,280,077
B = Principal Receipts up to Calculation Date not otherwise applied			290,237,909		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			444,204,643
Total: A + B + C + D + E - F			38,060,313,343

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.4%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			29,897,974,511

A = lesser of (i) Present Value of outstanding loan balance of			39,843,368,396
Performing Eligible Loans(5) and (ii) 80% of Market Value of
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			290,237,909
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			40,133,606,305

Intercompany Loan Balance

Guarantee Loan			30,054,181,661
Demand Loan			10,975,871,939
Total			41,030,053,600

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
January 31, 2019	N/A		N/A

Portfolio Flow of Funds

	1/31/2019		12/27/2018
Cash Inflows
Principal Receipts	428,632,069.51		486,690,590.89
Sale of Loans	121,622,494.34		86,950,006.90
Revenue Receipts	117,526,274.21		96,349,540.88
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(117,239,335.40)	(7)	(96,105,205.48)	(8)
Purchase of Loans	(45,650,407.45)		(42,994,327.08)
Intercompany Loan Repayment	504,604,156.40	(7)	(532,065,107.92)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(1,161.93)		(7,767.66)
Net Inflows/(Outflows)	285,776.88		(1,182,269.47)

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.             .

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.5396%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2018 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on February 18th, 2019.

(8) This amount was paid out on January 17th, 2019.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2019
Distribution Date:	2/15/2019

Portfolio Summary Statistics

Previous Month Ending Balance	$40,775,944,844
Current Month Ending Balance(1)	$40,264,956,582
Number of Mortgage Loans in Pool	183,286
Average Loan Size	$219,684
Number of Primary Borrowers	159,781
Number of Properties	165,533

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.59%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.47%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.67%
Weighted Average Seasoning of Loans in the Portfolio	25.01	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.00%
Weighted Average Original Term of Loans in the Portfolio	55.26	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	30.25	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	37.11	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	183,128	99.91%	40,223,773,203	99.90%
30 to 59 Days Past Due	125	0.07%	30,981,089	0.08%
60 to 89 Days Past Due	33	0.02%	10,202,290	0.03%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	183,286	100.00%	40,264,956,582	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,168	11.00%	4,768,129,037	11.84%
British Columbia	25,439	13.88%	7,496,345,091	18.62%
Manitoba	3,277	1.79%	482,262,474	1.20%
New Brunswick	4,109	2.24%	421,238,706	1.05%
Newfoundland	4,253	2.32%	613,655,065	1.52%
Northwest Territories	57	0.03%	11,624,655	0.03%
Nova Scotia	6,276	3.42%	816,562,646	2.03%
Nunavut	-	0.00%	-	0.00%
Ontario	94,859	51.75%	21,617,755,345	53.69%
Prince Edward Island	861	0.47%	94,602,723	0.23%
Quebec	18,534	10.11%	2,893,864,164	7.19%
Saskatchewan	5,157	2.81%	991,408,607	2.46%
Yukon	296	0.16%	57,508,068	0.14%
Total	183,286	100.00%	40,264,956,582	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,041	1.11%	423,777,611	1.05%
599 or less	1,357	0.74%	279,185,103	0.69%
600 - 650	3,018	1.65%	650,577,875	1.62%
651 - 700	9,857	5.38%	2,182,203,402	5.42%
701 - 750	21,589	11.78%	5,001,376,837	12.42%
751 - 800	32,497	17.73%	7,651,501,412	19.00%
801 and Above	112,927	61.61%	24,076,334,342	59.79%
Total	183,286	100.00%	40,264,956,582	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2019
Distribution Date:	2/15/2019

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	138,835	75.75%	28,230,135,254	70.11%
Variable	44,451	24.25%	12,034,821,328	29.89%
Total	183,286	100.00%	40,264,956,582	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	143,172	78.11%	28,638,793,185	71.13%
Non-STEP	40,114	21.89%	11,626,163,396	28.87%
Total	183,286	100.00%	40,264,956,582	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	12,919	7.05%	2,866,439,018	7.12%
Owner Occupied	170,367	92.95%	37,398,517,564	92.88%
Total	183,286	100.00%	40,264,956,582	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	29,587	16.14%	7,237,210,080	17.97%
2.5000 - 2.9999	76,831	41.92%	15,159,615,396	37.65%
3.0000 - 3.4999	43,309	23.63%	9,783,846,799	24.30%
3.5000 - 3.9999	32,584	17.78%	7,920,686,619	19.67%
4.0000 - 4.4999	535	0.29%	88,111,118	0.22%
4.5000 - 4.9999	264	0.14%	43,977,559	0.11%
5.0000 - 5.4999	84	0.05%	9,343,936	0.02%
5.5000 and Above	92	0.05%	22,165,074	0.06%
Total	183,286	100.00%	40,264,956,582	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,536	10.11%	1,430,762,147	3.55%
20.01-25.00	7,529	4.11%	1,034,536,591	2.57%
25.01-30.00	8,611	4.70%	1,414,241,359	3.51%
30.01-35.00	10,969	5.98%	2,096,897,266	5.21%
35.01-40.00	13,479	7.35%	2,845,285,144	7.07%
40.01-45.00	15,485	8.45%	3,485,436,812	8.66%
45.01-50.00	18,060	9.85%	4,282,629,082	10.64%
50.01-55.00	19,504	10.64%	4,763,943,911	11.83%
55.01-60.00	18,224	9.94%	4,697,997,428	11.67%
60.01-65.00	16,026	8.74%	4,224,346,735	10.49%
65.01-70.00	14,532	7.93%	3,784,412,156	9.40%
70.01-75.00	12,184	6.65%	3,244,770,565	8.06%
75.01-80.00	8,220	4.48%	2,366,344,742	5.88%
80.01-90.00	1,723	0.94%	523,959,092	1.30%
90.01-100.00	183	0.10%	65,674,255	0.16%
Over 100.00	21	0.01%	3,719,297	0.01%
Total	183,286	100.00%	40,264,956,582	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2019
Distribution Date:	2/15/2019

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	21,631	11.80%	3,626,065,751	9.01%
12.00 - 23.99	48,877	26.67%	9,303,670,196	23.11%
24.00 - 35.99	62,147	33.91%	14,227,436,036	35.33%
36.00 - 41.99	19,469	10.62%	4,823,044,952	11.98%
42.00 - 47.99	15,074	8.22%	3,980,079,104	9.88%
48.00 - 53.99	8,558	4.67%	2,320,669,972	5.76%
54.00 - 59.99	6,804	3.71%	1,835,103,537	4.56%
60.00 - 65.99	528	0.29%	111,516,606	0.28%
66.00 - 71.99	41	0.02%	8,640,370	0.02%
72.00 and Above	157	0.09%	28,730,059	0.07%
Total	183,286	100.00%	40,264,956,582	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	46,921	25.60%	2,807,097,820	6.97%
100,000 - 149,999	29,425	16.05%	3,682,651,863	9.15%
150,000 - 199,999	26,874	14.66%	4,683,671,899	11.63%
200,000 - 249,999	21,643	11.81%	4,853,318,280	12.05%
250,000 - 299,999	16,613	9.06%	4,547,446,176	11.29%
300,000 - 349,999	11,403	6.22%	3,691,737,495	9.17%
350,000 - 399,999	8,088	4.41%	3,020,709,696	7.50%
400,000 - 449,999	5,498	3.00%	2,330,213,428	5.79%
450,000 - 499,999	4,224	2.30%	2,000,372,949	4.97%
500,000 - 549,999	3,081	1.68%	1,614,592,617	4.01%
550,000 - 599,999	2,331	1.27%	1,337,946,497	3.32%
600,000 - 649,999	1,711	0.93%	1,067,288,318	2.65%
650,000 - 699,999	1,264	0.69%	851,800,813	2.12%
700,000 - 749,999	941	0.51%	680,719,517	1.69%
750,000 - 799,999	713	0.39%	552,527,003	1.37%
800,000 - 849,999	559	0.30%	460,807,805	1.14%
850,000 - 899,999	441	0.24%	385,565,779	0.96%
900,000 - 949,999	380	0.21%	350,890,081	0.87%
950,000 - 999,999	245	0.13%	238,814,126	0.59%
1,000,000 or Greater	931	0.51%	1,106,784,420	2.75%
Total	183,286	100.00%	40,264,956,582	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	30,007	16.37%	6,125,440,239	15.21%
Single Family	146,461	79.91%	32,541,207,555	80.82%
Multi Family	6,089	3.32%	1,452,858,380	3.61%
Other	729	0.40%	145,450,407	0.36%
Total	183,286	100.00%	40,264,956,582	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2019
Distribution Date:	2/15/2019

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	72,649,766	51,282,239	69,158,800	92,893,600	124,886,141	146,767,698	213,464,717	288,274,387	390,260,017	485,264,512	592,696,898	1,078,459,426	920,096,041	223,827,069	18,147,726	-	4,768,129,037	11.84%
	Current and Less Than 30 Days Past Due	72,649,766	51,282,239	69,007,752	92,893,600	124,886,141	146,767,698	213,464,717	287,511,730	390,260,017	485,018,937	592,349,253	1,075,777,833	917,603,940	223,526,137	18,147,726	-	4,761,147,485	99.85%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	619,713	-	245,575	347,645	950,986	1,836,516	300,932	-	-	4,301,368	0.09%
	60 to 89 Days Past Due	-	-	151,049	-	-	-	-	142,944	-	-	-	1,730,607	655,585	-	-	-	2,680,184	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	381,689,710	268,230,094	373,739,064	567,103,358	784,442,436	895,949,953	935,235,412	846,396,609	840,708,540	716,377,643	412,457,766	256,754,497	162,415,626	54,031,075	813,309	-	7,496,345,091	18.62%
	Current and Less Than 30 Days Past Due	381,689,710	267,729,657	373,739,064	565,176,283	784,106,586	894,885,581	932,617,288	844,975,139	839,934,061	716,377,643	412,457,766	256,754,497	162,415,626	54,031,075	813,309	-	7,487,703,283	99.88%
	30 to 59 Days Past Due	-	500,437	-	1,927,076	335,850	1,064,372	1,705,746	1,421,470	-	-	-	-	-	-	-	-	6,954,951	0.09%
	60 to 89 Days Past Due	-	-	-	-	-	-	912,378	-	774,479	-	-	-	-	-	-	-	1,686,857	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	9,002,160	7,829,085	9,380,733	13,388,002	19,762,881	33,167,868	30,662,235	49,711,749	60,893,009	70,058,700	81,340,552	77,337,951	18,345,636	1,109,698	272,213	-	482,262,474	1.20%
	Current and Less Than 30 Days Past Due	9,002,160	7,829,085	9,380,733	13,388,002	19,762,881	33,020,303	30,662,235	49,711,749	60,893,009	70,058,700	81,063,532	76,930,706	18,345,636	1,109,698	272,213	-	481,430,644	99.83%
	30 to 59 Days Past Due	-	-	-	-	-	147,565	-	-	-	-	76,305	107,129	-	-	-	-	330,999	0.07%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	200,715	300,116	-	-	-	-	500,831	0.10%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,254,811	8,773,968	9,333,137	18,308,918	26,224,292	39,635,208	58,920,641	88,501,666	74,393,643	44,591,642	27,170,145	7,660,458	6,333,166	-	137,011	-	421,238,706	1.05%
	Current and Less Than 30 Days Past Due	11,254,811	8,773,968	9,333,137	18,308,918	26,025,073	39,471,688	58,852,650	88,501,666	74,393,643	44,591,642	27,170,145	7,660,458	6,333,166	-	137,011	-	420,807,975	99.90%
	30 to 59 Days Past Due	-	-	-	-	55,711	-	67,992	-	-	-	-	-	-	-	-	-	123,703	0.03%
	60 to 89 Days Past Due	-	-	-	-	143,508	163,520	-	-	-	-	-	-	-	-	-	-	307,028	0.07%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,222,996	5,125,732	5,949,401	9,150,052	12,101,197	20,956,160	26,489,511	37,190,733	44,272,062	64,472,375	83,186,691	123,926,169	154,216,419	20,236,231	159,336	-	613,655,065	1.52%
	Current and Less Than 30 Days Past Due	6,222,996	5,125,732	5,949,401	9,150,052	12,049,428	20,866,154	26,303,655	37,190,733	44,272,062	64,362,263	82,519,804	123,926,169	153,837,662	20,236,231	159,336	-	612,171,677	99.76%
	30 to 59 Days Past Due	-	-	-	-	51,769	90,007	185,855	-	-	110,113	666,888	-	378,757	-	-	-	1,483,388	0.24%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	549,134	77,394	419,182	204,836	983,138	1,232,025	1,062,878	2,255,621	1,657,230	1,326,262	1,391,500	237,628	227,826	-	-	-	11,624,655	0.03%
	Current and Less Than 30 Days Past Due	549,134	77,394	419,182	204,836	983,138	1,232,025	1,062,878	2,255,621	1,657,230	1,326,262	1,391,500	237,628	227,826	-	-	-	11,624,655	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	16,978,645	12,297,327	16,049,901	23,153,283	34,163,685	51,074,798	72,106,728	104,209,425	101,339,222	111,122,102	154,871,364	97,098,215	21,685,878	412,073	-	-	816,562,646	2.03%
	Current and Less Than 30 Days Past Due	16,978,645	12,271,524	16,049,901	23,153,283	34,065,889	51,074,798	72,015,277	104,024,422	101,203,555	111,001,377	154,871,364	96,642,056	21,685,878	412,073	-	-	815,450,041	99.86%
	30 to 59 Days Past Due	-	25,803	-	-	97,795	-	-	185,003	135,667	120,726	-	456,159	-	-	-	-	1,021,153	0.13%
	60 to 89 Days Past Due	-	-	-	-	-	-	91,451	-	-	-	-	-	-	-	-	-	91,451	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	841,034,564	614,835,160	837,766,906	1,239,253,235	1,662,317,072	2,064,442,027	2,612,101,966	2,847,666,258	2,642,316,995	2,206,946,037	1,795,196,909	1,086,318,402	905,447,207	215,702,963	42,868,373	3,541,270	21,617,755,345	53.69%
	Current and Less Than 30 Days Past Due	840,509,786	614,279,443	837,687,388	1,238,774,964	1,660,817,718	2,063,349,872	2,610,650,009	2,845,391,098	2,638,310,202	2,203,957,503	1,794,554,704	1,085,871,059	904,772,147	215,702,963	42,868,373	3,541,270	21,601,038,498	99.92%
	30 to 59 Days Past Due	524,777	555,718	79,519	260,645	934,732	686,152	1,296,756	2,121,336	3,279,947	1,794,062	642,205	-	675,060	-	-	-	12,850,909	0.06%
	60 to 89 Days Past Due	-	-	-	217,627	564,622	406,003	155,201	153,824	726,846	1,194,472	-	447,343	-	-	-	-	3,865,938	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,195,900	1,994,527	2,197,591	3,745,534	6,132,803	9,025,596	14,518,321	21,396,539	12,708,250	8,991,522	5,992,227	2,320,209	2,383,704	-	-	-	94,602,723	0.23%
	Current and Less Than 30 Days Past Due	3,195,900	1,994,527	2,197,591	3,745,534	6,132,803	9,025,596	14,518,321	21,396,539	12,708,250	8,851,501	5,992,227	2,320,209	2,383,704	-	-	-	94,462,702	99.85%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	140,021	-	-	-	-	-	-	140,021	0.15%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	66,655,513	47,330,199	66,080,525	96,115,379	119,437,091	150,691,003	209,053,761	260,143,665	325,626,425	394,266,029	531,939,089	465,345,546	149,798,314	8,347,300	2,856,299	178,028	2,893,864,164	7.19%
	Current and Less Than 30 Days Past Due	66,655,513	47,035,606	66,080,525	96,115,379	119,437,091	150,575,205	209,053,761	259,872,339	325,128,775	393,849,498	531,616,278	464,598,531	149,188,800	8,347,300	2,856,299	178,028	2,890,588,927	99.89%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	271,326	280,256	416,532	-	627,608	609,514	-	-	-	2,205,236	0.08%
	60 to 89 Days Past Due	-	294,593	-	-	-	115,798	-	-	217,393	-	322,810	119,406	-	-	-	-	1,070,001	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,686,385	15,426,736	22,083,110	30,968,719	50,878,882	66,932,910	100,012,290	209,836,292	197,543,144	115,357,015	91,906,888	47,996,355	22,487,200	292,682	-	-	991,408,607	2.46%
	Current and Less Than 30 Days Past Due	19,658,689	15,426,736	22,013,795	30,968,719	50,775,531	66,932,910	100,012,290	209,613,120	196,397,315	115,357,015	91,906,888	47,996,355	22,487,200	292,682	-	-	989,839,246	99.84%
	30 to 59 Days Past Due	27,695	-	69,315	-	103,351	-	-	223,172	1,145,829	-	-	-	-	-	-	-	1,569,361	0.16%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,842,563	1,334,130	2,083,009	2,612,350	3,955,526	5,561,567	9,000,622	8,360,968	6,278,890	5,572,895	6,262,127	1,315,710	2,907,724	-	419,988	-	57,508,068	0.14%
	Current and Less Than 30 Days Past Due	1,842,563	1,334,130	2,083,009	2,612,350	3,955,526	5,561,567	9,000,622	8,360,968	6,278,890	5,572,895	6,262,127	1,315,710	2,907,724	-	419,988	-	57,508,068	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,430,762,147	1,034,536,591	1,414,241,359	2,096,897,266	2,845,285,144	3,485,436,812	4,282,629,082	4,763,943,911	4,697,997,428	4,224,346,735	3,784,412,156	3,244,770,565	2,366,344,742	523,959,092	65,674,255	3,719,297	40,264,956,582	100.00%
	Current and Less Than 30 Days Past Due	1,430,209,674	1,033,160,040	1,413,941,476	2,094,491,920	2,842,997,806	3,482,763,396	4,278,213,702	4,758,805,124	4,691,437,010	4,220,325,234	3,782,155,588	3,240,031,210	2,362,189,309	523,658,159	65,674,255	3,719,297	40,223,773,203	99.90%
	30 to 59 Days Past Due	552,473	1,081,958	148,834	2,187,720	1,579,208	1,988,095	3,256,349	4,842,019	4,841,699	2,827,028	1,733,043	2,141,883	3,499,847	300,932	-	-	30,981,089	0.08%
	60 to 89 Days Past Due	-	294,593	151,049	217,627	708,130	685,321	1,159,030	296,767	1,718,718	1,194,472	523,526	2,597,472	655,585	-	-	-	10,202,290	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	1/31/2019
Distribution Date:	2/15/2019

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	21,901,441	18,497,759	23,689,172	30,396,137	32,723,862	36,670,028	37,854,640	35,820,228	41,906,958	38,013,988	40,107,066	36,237,021	24,915,526	4,515,243	528,542	-	423,777,611	1.05%
<=599	5,086,607	4,617,636	8,145,721	11,737,631	23,644,490	26,129,449	26,869,836	39,039,630	32,612,667	33,604,785	26,774,689	22,617,210	15,343,749	2,961,004	-	-	279,185,103	0.69%
600-650	11,814,859	9,721,035	16,660,226	21,742,289	43,192,716	53,906,735	58,853,036	77,819,371	85,641,030	80,008,864	72,703,979	59,046,170	46,708,895	12,225,138	533,531	-	650,577,875	1.62%
651-700	39,296,808	28,507,514	50,388,146	87,405,690	134,293,009	171,442,519	220,546,109	270,178,687	290,227,495	242,331,016	236,139,071	218,567,892	150,209,444	34,644,772	7,973,112	52,117	2,182,203,402	5.42%
701-750	106,073,458	96,702,121	127,881,716	202,361,029	298,312,973	367,342,710	514,123,964	570,442,943	556,341,161	554,758,810	562,296,803	531,440,731	415,536,307	86,137,689	10,808,684	815,739	5,001,376,837	12.42%
751-800	189,345,272	146,904,214	217,078,382	354,747,636	460,304,546	633,676,938	756,415,811	889,064,933	908,013,971	845,148,620	817,096,140	715,606,100	576,690,615	125,652,282	15,173,162	582,789	7,651,501,412	19.00%
>800	1,057,243,703	729,586,311	970,397,996	1,388,506,854	1,852,813,549	2,196,268,433	2,667,965,687	2,881,578,118	2,783,254,146	2,430,480,652	2,029,294,408	1,661,255,441	1,136,940,206	257,822,964	30,657,223	2,268,653	24,076,334,342	59.79%
Total	1,430,762,147	1,034,536,591	1,414,241,359	2,096,897,266	2,845,285,144	3,485,436,812	4,282,629,082	4,763,943,911	4,697,997,428	4,224,346,735	3,784,412,156	3,244,770,565	2,366,344,742	523,959,092	65,674,255	3,719,297	40,264,956,582	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.